Fees Summary	Jan. 07, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 14,033,173.50
Previously Paid Amount	0.00
Total Fee Amount	1,937.98
Total Offset Amount	0.00
Net Fee	1,937.98
Narrative - Max Aggregate Offering Price	$ 14,033,173.50
Final Prospectus	true